18. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Issued for Services - Related Party, value		$ 27,000
Stock Issued for Director Services, value	$ 237,500	112,500
Shares Issued for Loan Guaranty - Related Party, value		68,078
Stock Issued for Cash, value	290,000	2,345,000
Stock based compensation expense	349,072	430,084
Note payable - related party	0	135,000
Note payable - related party	$ 177,251	0
Debt converted, amount converted		$ 600,000
Debt converted, shares issued		4,698,060
Convertible notes outstanding [Member]
Debt converted, amount converted		$ 600,000
Interest converted, amount converted		$ 104,709
Debt converted, shares issued		4,698,060
Three Directors [Member] | Restricted Stock Grant Agreements [Member]
Stock Issued for Director Services, shares	625,000	750,000
Stock Issued for Director Services, value	$ 93,750	$ 112,500
Stock based compensation expense	$ 93,750	112,500
Three Directors [Member] | Performance Bonus [Member]
Stock Issued for Director Services, shares	750,000
Stock Issued for Director Services, value	$ 112,500
Stock based compensation expense	$ 112,500
GreenCore Capital [Member]
Payments on related party note		$ 54,000
Stock Issued for Services - Related Party, shares		180,000
Stock Issued for Services - Related Party, value		$ 27,000
Accounts payable - related party		$ 0
Jay Potter [Member]
Stock Issued for Services - Related Party, shares	125,000
Stock Issued for Services - Related Party, value	$ 18,750
Stock based compensation expense	$ 18,750
Robert Schweitzer [Member]
Restricted stock issued, shares	1,500,000
Restricted stock vested, shares	62,500
Stock based compensation expense	$ 12,500
Keshif Ventures LLC [Member]
Stock Issued for Cash, shares		1,333,333
Stock Issued for Cash, value		$ 200,000
Debt converted, shares issued		2,315,940
Desmond Wheatley [Member] | Unsecured Convertible Promissory note [Member]
Note payable - related party		$ 135,000
Note payable - related party	177,251
Unamortized discount	7,749
Accrued interest	$ 28,220